Income taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Non-capital losses - Canada	$ 11,830	$ 9,234
Non-capital losses - USA	964	277
Net-capital losses - Australia	113	113
Royalty interests	1,290	0
Financing costs	4,256	1,238
Total	$ 18,453	$ 10,862